Net Income Per Common Share And Equity Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share And Equity Per Common Share [Abstract]
Schedule Of Earnings Per Share

	Years ended December 31,
	2011	2010	2009
Average common shares outstanding during
the period for basic computation	138,182	136,948	135,816
Effect of dilutive securities:
Employee stock based compensation	507	348	313
Average common shares outstanding during
the period for diluted computation	138,689	137,296	136,129